Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Pence per share			Cents per share					$ million
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Dividends announced and paid in cash
Preference shares							1	2	1
Ordinary shares
March	4.1595	3.7684	8.1558	5.460	5.250	10.500	1,068	1,063	2,102
June	4.3556	3.7118	8.3421	5.460	5.250	10.500	1,061	1,062	2,119
September	5.1684	3.9529	4.0433	6.006	5.460	5.250	1,140	1,100	1,059
December	4.9402	4.1045	3.9169	6.006	5.460	5.250	1,088	1,077	1,059
	18.6237	15.5376	24.4581	22.932	21.420	31.500	4,358	4,304	6,340
Dividend announced, paid in March 2023				6.61			1,188